Financial income, net	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Financial income, net

Note 12 – Financial income, net

	Year ended December 31,
	2021	2020	2019
	(in thousands)
Bank fees	$43	$31	$33
Interest income	(562)	(1,192)	(1,953)
Loss (gain) from sale of marketable debt securities	80	(397)	(106)
Foreign currency losses	25	119	111
	$(414)	$(1,439)	$(1,915)